UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21188

PIMCO California Municipal Income Fund III

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna —1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2013

Date of reporting period: March 31, 2013

Item 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

March 31, 2013

PIMCO Municipal Income Fund III

PIMCO California Municipal Income Fund III

PIMCO New York Municipal Income Fund III

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PIMCO Municipal Income Funds III Semi-Annual Report

1

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

Municipal bonds performed well during the six-month reporting period ended March 31, 2013. Yields remained attractive relative to US Treasury bonds as
US Treasuries lost some of their appeal as a safe haven investment amid signs of an improving economy. An increase in federal tax rates for top-earning US households also supported municipal securities during the period.

Six-Month Period in Review

For the fiscal six-month period ended
March 31, 2013:

•

PIMCO Municipal Income Fund III returned 4.28% on net asset value (“NAV”) and -4.10% on market price.

•

PIMCO California Municipal Income Fund III returned 3.94% on NAV and -1.94% on market price.

•

PIMCO New York Municipal Income Fund III returned 1.80% on NAV and -1.87% on market price.

The Barclays
Municipal Bond Index returned a tax-advantaged 0.96% while the broad taxable bond market, as represented by the Barclays US Aggregate Bond Index, returned 0.09% during the reporting period.

As the fiscal reporting period began, US gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of US economic activity and the principal indicator of economic performance, was growing at a 3.1% annual rate. GDP growth slowed to a 0.4% annual pace during the fourth quarter of 2012, which the government indicated was due to the drop in defense spending. Economic data released early in 2013 suggests economic growth will remain modest.

The Federal Reserve (the “Fed”) maintained
an accommodative monetary policy, and indicated interest rates are expected to remain low until the US unemployment rate falls to 6.5%. At March 31, 2013, unemployment stood at 7.6%.

According to The Securities Industry and Financial Markets Association (“SIMFA”), municipal issuance volume trended lower during the six-month period ended March 31, 2013. In October 2012, issuance was $34.6 billion, by February 2013, issuance had declined to $23.7 billion. However, SIMFA reported that issuance during January and February 2013 reflected a strong year-on-year increase over the comparable months in 2012.

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

US Treasury bond interest rates edged higher during the six-month period, with the yield on the benchmark
10-year Treasury bond rising from 1.65% to 1.87%. Since municipal bonds tend to track comparable US Treasury bonds, their yields moved accordingly.

The Road
Ahead

The Washington standoff regarding taxes and spending was partially resolved in the early hours of 2013, when Congress approved legislation which raised taxes on income, capital gains and dividends for households earning in excess of $450,000. However there are still unresolved issues as well as new areas of concern, such as the Obama administration’s proposal to cap the amount of municipal bond interest deductable from taxes. According to the National League of Cities
(“NLC”), if a cap is implemented it may force municipalities “to pull back projects or pass certain costs onto residents in order to go forward with much needed infrastructure projects.”

The fiscal situation at state and local levels remains challenging. The National Association of State Budget Officers reported that in aggregate, state tax collections are projected to pass pre-recession levels for the first time during 2013. However, revenues in 21 states will remain lower than in 2008. Meanwhile, the NLC indicated that general fund revenues for the 19,000 cities and towns it represents declined in 2012, the sixth consecutive year-over-year decline.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the
Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

   Hans W. Kertess   Chairman of
the Board of Trustees

   Brian S. Shlissel
President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings.
To enroll, go to us.allianzgi.com/edelivery.

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

3

PIMCO Municipal Income Funds III Fund Insights

March 31, 2013 (unaudited)

For the six-month period ended March 31, 2013, PIMCO Municipal Income III returned 4.28% on net asset value (“NAV”) and -4.10% on market price.

For the six-month period ended March 31, 2013, PIMCO California Municipal Income III returned 3.94% on NAV and -1.94% on market price.

For the six-month period ended March 31, 2013, PIMCO New York Municipal Income III returned 1.80% on NAV and -1.87% on market price.

The municipal bond market generated mixed results during the fiscal six-month reporting period ended March 31, 2013. The overall municipal market, as measured by the Barclays Municipal Bond Index (the “Index”), advanced during the first two months of the period. During this time, many states continued to benefit from both positive year-over-year tax receipts and technical drivers as new supply was not sufficient to meet investor demand. The Index declined in December 2012, as investor sentiment weakened due to uncertainties surrounding the “fiscal cliff” and the future tax-exempt status of municipal bonds. In January and
February 2013, the Index registered positive returns, as the uncertainty of the tax status of municipal bonds subsided and demand resumed, albeit at a slower pace than in 2012. The Index, a measure of the broad municipal market, observed negative returns in March, primarily driven by seasonal technical factors, as investors rotated out of the asset class during tax season during a period of higher new issue supply and rising Treasury rates. During the six-month reporting period, the Index returned 0.96%. In comparison, the overall taxable fixed income market, as measured by the Barclays US Aggregate Bond Index, gained 0.09%.

An
underweight duration relative to the benchmark contributed to performance of all three Funds as municipal yields moved higher during the six-months ended March 31, 2013. The Funds’ overweighting to the Industrial Revenue sector contributed to performance as this segment outperformed the Index. Municipal Income III’s overweight to revenue-backed municipal bonds was additive given the outperformance of revenue bonds versus the broad market index. New York Municipal Income
III’s overweight to the Healthcare sector and California Municipal Income III’s overweight to the Tobacco sector contributed to performance as these higher beta sectors generally outperformed the Index as credit spreads compressed during the six-month period.

Each Funds’ underweighting to the Transportation sector detracted from performance as this sector outperformed in comparison to the Index. Municipal Income III’s and California Municipal Income III’s underweight to the Lease-Backed sector detracted from performance as this segment outperformed the Index. New York Municipal Income III’s underweight to
Education sector detracted from performance during the period.

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Funds III
Performance & Statistics

March 31, 2013 (unaudited)

Municipal III:

Total Return(1):

Market Price

NAV

Six Month

–4.10%

4.28%

1 Year

11.99%

15.12%

5 Year

5.28%

5.16%

10 Year

5.84%

5.00%

Commencement of Operations (10/31/02) to 3/31/13

5.33%

4.98%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/13

Market Price/NAV:

Market Price

$12.33

NAV

$11.07

Premium to NAV

11.38%

Market Price Yield(2)

6.81%

Leverage Ratio(3)

37.97%

Moody’s Ratings

(as a % of total investments)

California Municipal III:

Total Return(1):

Market Price

NAV

Six Month

–1.94%

3.94%

1 Year

13.91%

12.58%

5 Year

3.21%

3.20%

10 Year

4.59%

4.03%

Commencement of Operations (10/31/02) to 3/31/13

4.05%

3.85%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/13

Market Price/NAV:

Market Price

$11.08

NAV

$10.27

Premium to NAV

7.89%

Market Price Yield(2)

6.50%

Leverage Ratio(3)

41.26%

Moody’s Ratings

(as a % of total investments)

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PIMCO Municipal Income Funds III Semi-Annual Report

5

PIMCO Municipal Income Funds III
Performance & Statistics

March 31, 2013 (unaudited)

New York Municipal III:

Total Return(1):

Market Price

NAV

Six Month

–1.87%

1.80%

1 Year

12.40%

10.43%

5 Year

2.18%

0.36%

10 Year

3.46%

2.48%

Commencement of Operations (10/31/02) to 3/31/13

2.65%

2.45%

Market Price/NAV Performance:

Commencement of Operations (10/31/02) to 3/31/13

Market Price/NAV:

Market Price

$10.14

NAV

$9.51

Premium to NAV

6.62%

Market Price Yield(2)

6.21%

Leverage Ratio(3)

42.08%

Moody’s Ratings

(as a % of total investments)

(1) Past performance is no guarantee of future
results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund‘s shares, or changes in each Fund’s dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at March 31, 2013.

(3) Represents Floating Rate Notes issued in tender option bond transactions and Preferred Shares (collectively
“Leverage’’) outstanding, as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited)

Principal Amount (000s)

Value

MUNICIPAL BONDS & NOTES – 96.9%

Alabama – 1.9%

$
500

Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39 (AGC)

$
569,900

9,000

Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A

9,414,720

1,000

State Docks Department Rev., 6.00%, 10/1/40

1,190,480

11,175,100

Arizona – 6.6%

Health Facs. Auth. Rev.,

1,250

Banner Health, 5.00%, 1/1/35, Ser. A

1,326,750

900

Banner Health, 5.50%, 1/1/38, Ser. D

1,000,449

2,250

Beatitudes Campus Project, 5.20%, 10/1/37

2,207,227

Pima Cnty. Industrial Dev. Auth. Rev.,

13,000

5.00%, 9/1/39 (i)

13,621,270

750

Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A

818,813

5,000

Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)

5,644,850

11,600

Salt Verde Financial Corp. Rev., 5.00%, 12/1/37

12,996,988

37,616,347

California – 14.0%

Bay Area Toll Auth. Rev., San Francisco Bay Area,

1,500

5.00%, 10/1/29

1,710,810

500

5.00%, 4/1/34, Ser. F-1

558,350

3,260

5.00%, 10/1/42

3,600,246

Golden State Tobacco Securitization Corp. Rev., Ser. A-1,

3,000

4.50%, 6/1/27

2,893,170

3,600

5.125%, 6/1/47

3,182,148

7,120

5.75%, 6/1/47

6,842,106

Health Facs. Financing Auth. Rev.,

2,500

Catholic Healthcare West, 6.00%, 7/1/39, Ser. A

2,960,000

600

Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)

636,378

1,500

Sutter Health, 6.00%, 8/15/42, Ser. B

1,806,375

3,350

Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)

3,119,687

130

Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)

139,942

2,000

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

2,724,340

1,500

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B

1,769,100

1,250

Palomar Pomerado Health, CP, 6.75%, 11/1/39

1,405,513

1,600

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

1,761,072

State, GO,

5,000

5.00%, 6/1/37

5,412,700

5,300

5.00%, 12/1/37

5,786,593

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PIMCO Municipal Income Funds III Semi-Annual Report

7

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

California (continued)

$
1,350

5.25%, 3/1/38

$
1,500,093

1,300

5.25%, 11/1/40

1,466,842

3,200

5.50%, 3/1/40

3,745,984

2,500

5.75%, 4/1/31

2,942,100

5,000

6.00%, 4/1/38

5,922,750

Statewide Communities Dev. Auth. Rev.,

1,000

American Baptist Homes West, 6.25%, 10/1/39

1,136,140

1,935

California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)

2,103,113

2,580

Methodist Hospital Project, 6.625%, 8/1/29 (FHA)

3,170,356

9,200

Methodist Hospital Project, 6.75%, 2/1/38 (FHA)

11,097,868

1,200

Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1

1,088,988

80,482,764

Colorado – 0.8%

500

Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34

378,865

Health Facs. Auth. Rev., Ser. A,

500

Evangelical Lutheran, 6.125%, 6/1/38 (Pre-refunded @ $100 6/1/14) (c)

533,850

2,000

Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40

2,152,580

500

Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38

679,365

500

Regional Transportation Dist. Rev., Denver Transportation Partners, 6.00%, 1/15/34

577,980

4,322,640

Connecticut – 0.3%

1,250

Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A

1,425,900

District of Columbia – 2.0%

10,000

Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (i)

11,626,000

Florida – 6.3%

3,480

Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34

3,622,158

Broward Cnty. Airport System Rev.,

6,125

5.00%, 10/1/42, Ser. Q-1

6,680,721

500

5.375%, 10/1/29, Ser. O

568,020

4,500

Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)

5,247,225

3,000

Cape Coral Water & Sewer Rev., 5.00%, 10/1/41 (AGM)

3,314,280

350

Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A

405,857

2,500

  Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B (Pre-refunded @ $100, 10/1/13)
(c)

2,562,225

5,000

Palm Beach Cnty. Solid Waste Auth. Rev., 5.00%, 10/1/31

5,749,000

3,895

Sarasota Cnty. Health Facs. Auth. Rev., Sarasota-Manatee Jewish Housing Council, Inc. Project, 5.75%, 7/1/45

3,436,013

4,200

State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)

4,794,930

36,380,429

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

Georgia – 0.4%

$
1,750

Fulton Cnty. Residential Care Facs. For the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A

$
1,709,663

400

Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37

399,420

2,109,083

Hawaii – 0.3%

1,500

Hawaii Pacific Health Rev., 5.50%, 7/1/40, Ser. A

1,634,295

Illinois – 5.6%

5,000

Chicago, GO, 5.00%, 1/1/34, Ser. C (i)

5,378,900

Finance Auth. Rev.,

1,000

Leafs Hockey Club Project, 5.875%, 3/1/27, Ser. A (b)(f)

340,000

625

Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(f)

212,500

400

OSF Healthcare System, 7.125%, 11/15/37, Ser. A

484,344

12,795

Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)

12,820,718

1,000

Swedish Covenant Hospital, 6.00%, 8/15/38, Ser. A

1,135,700

165

Univ. of Chicago, 5.25%, 7/1/41, Ser. 05-A

165,145

5,000

Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)

5,888,850

5,000

State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B

5,683,750

32,109,907

Indiana – 1.0%

500

Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)

501,190

Portage, Tax Allocation, Ameriplex Project,

1,000

5.00%, 7/15/23

1,025,470

775

5.00%, 1/15/27

787,834

2,800

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22

3,631,180

5,945,674

Iowa – 0.1%

Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,

120

5.50%, 11/15/27

103,781

575

5.50%, 11/15/37

460,753

564,534

Kentucky – 0.6%

2,000

Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A

2,375,260

1,250

Ohio Cnty. Pollution Control Rev., Big Rivers Electric Corp. Project, 6.00%, 7/15/31, Ser. A

1,249,862

3,625,122

Louisiana – 1.6%

Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,

400

Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2

476,612

1,500

Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A

1,728,795

1,000

Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A

1,155,710

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PIMCO Municipal Income Funds III Semi-Annual Report

9

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

Louisiana (continued)

Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,

$
1,700

5.50%, 5/15/47, Ser. B

$
1,803,768

2,000

6.50%, 5/15/37

2,420,660

1,345

Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B

1,363,628

8,949,173

Maryland – 0.8%

1,000

Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B

1,133,320

Health & Higher Educational Facs. Auth. Rev.,

1,500

Calvert Health System, 5.50%, 7/1/36

1,539,645

700

Charlestown Community, 6.25%, 1/1/41

801,948

1,000

Lifebridge Health, 6.00%, 7/1/41

1,183,140

4,658,053

Massachusetts – 1.3%

Dev. Finance Agcy. Rev.,

300

Adventcare Project, 7.625%, 10/15/37

341,256

140

Linden Ponds, Inc. Fac., zero coupon, 11/15/56, Ser. B (b)

1,014

28

Linden Ponds, Inc. Fac., 5.50%, 11/15/46, Ser. A-2 (b)

22,180

529

Linden Ponds, Inc. Fac., 6.25%, 11/15/39, Ser. A-1

475,394

4,910

Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H

4,912,995

1,600

State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A

1,866,112

7,618,951

Michigan – 8.7%

1,500

Detroit, GO, 5.25%, 11/1/35

1,620,465

9,320

Detroit Sewage Disposal System Rev., 5.00%, 7/1/32, Ser. A (AGM)

9,386,545

5,000

Detroit Water and Sewerage Dept. Rev., 5.25%, 7/1/39, Ser. A

5,434,400

Detroit Water Supply System Rev.,

16,000

5.00%, 7/1/34, Ser. A (NPFGC)

16,064,640

7,555

5.00%, 7/1/34, Ser. B (NPFGC)

7,573,132

5,000

5.25%, 7/1/41, Ser. A

5,376,750

500

Global Preparatory Academy Rev., 5.25%, 11/1/36

402,585

1,500

Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39

1,880,340

425

State Hospital Finance Auth. Rev., Oakwood Group, 6.00%, 4/1/22, Ser. A (Pre-refunded @ $100, 4/1/13) (c)

425,000

1,300

State Univ. Rev., 6.173%, 2/15/50, Ser. A

1,585,818

49,749,675

Minnesota – 0.0%

125

Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A

128,411

Missouri – 0.1%

250

Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23

247,200

500

Manchester, Tax Allocation, Highway 141/Manchester Road Project, 6.875%, 11/1/39

530,415

777,615

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PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

New Hampshire – 0.4%

$
2,000

Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A

$
2,253,140

New Jersey – 8.3%

1,000

Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A

1,033,250

4,500

Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28

5,473,755

300

Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14

300,879

1,000

Health Care Facs. Financing Auth. Rev., St. Peters Univ. Hospital, 5.75%, 7/1/37

1,081,980

Tobacco Settlement Financing Corp. Rev., Ser. 1-A,

1,600

4.75%, 6/1/34

1,423,408

20,745

5.00%, 6/1/41

18,772,773

18,000

Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B

19,495,440

47,581,485

New Mexico – 0.2%

1,000

Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D

1,115,920

New York – 12.9%

9,800

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.25%, 7/15/40

11,741,184

5,000

Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A

5,827,350

1,700

Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37

2,053,770

Metropolitan Transportation Auth. Rev.,

3,000

5.00%, 11/15/36, Ser. D

3,346,320

4,000

5.00%, 11/15/43, Ser. B (e)

4,385,800

1,150

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

768,453

10,450

New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49 (AGC)

12,768,123

New York City Municipal Water Finance Auth. Water & Sewer Rev. (i),

4,900

5.00%, 6/15/37, Ser. D

5,258,631

4,000

Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD

4,366,600

New York Liberty Dev. Corp. Rev.,

10,000

1 World Trade Center Project, 5.00%, 12/15/41

11,147,900

11,255

4 World Trade Center Project, 5.00%, 11/15/44

12,378,024

74,042,155

North Carolina – 1.4%

1,500

Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)

1,517,220

6,000

New Hanover Cnty. Rev., New Hanover Regional Medical Center, 5.00%, 10/1/28

6,527,640

8,044,860

Ohio – 4.3%

500

Allen Cnty. Catholic Healthcare Rev., Allen Hospital, 5.00%, 6/1/38, Ser. A

542,505

Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,

2,350

5.875%, 6/1/47

2,116,786

7,290

6.00%, 6/1/42

6,587,536

7,000

6.50%, 6/1/47

6,830,530

3,500

Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42

3,708,180

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

11

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

Ohio (continued)

$
500

  Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15)
(c)

$
556,835

3,500

JobsOhio Beverage System Rev., 5.00%, 1/1/38, Ser. A

3,887,380

500

Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)

548,115

24,777,867

Pennsylvania – 2.7%

1,000

Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39

1,109,450

4,000

Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A

4,339,920

Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,

750

5.625%, 7/1/28

793,275

670

6.00%, 7/1/35

712,250

1,000

Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A

1,117,450

1,250

Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (f)

909,938

100

Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39

109,731

500

Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A

554,200

2,000

Philadelphia Water & Wastewater Rev., 5.00%, 11/1/28

2,309,180

3,000

Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D

3,248,340

15,203,734

South Carolina – 0.3%

1,000

Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39

1,088,690

800

State Ports Auth. Rev., 5.25%, 7/1/40

884,544

1,973,234

Tennessee – 0.5%

1,250

Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39

1,412,413

1,000

Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A

1,167,750

2,580,163

Texas – 8.9%

1,300

Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)

1,435,798

3,000

Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor College of Medicine, 5.00%, 11/15/37

3,336,150

2,000

Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26

2,184,600

North Harris Cnty. Regional Water Auth. Rev.,

5,500

5.25%, 12/15/33

6,149,825

5,500

5.50%, 12/15/38

6,172,320

North Texas Tollway Auth. Rev.,

3,000

5.00%, 1/1/38

3,262,470

600

5.50%, 9/1/41, Ser. A

700,560

10,800

5.625%, 1/1/33, Ser. A

12,228,300

700

5.75%, 1/1/33, Ser. F

776,657

12

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

Texas (continued)

$
2,000

Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C

$
125,000

3,000

Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29

3,539,490

Texas Municipal Gas Acquisition & Supply Corp. I Rev.,

150

5.25%, 12/15/26, Ser. A

176,574

8,100

6.25%, 12/15/26, Ser. D

10,486,746

500

Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34

598,840

51,173,330

Virginia – 0.3%

1,000

Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A

1,134,540

1,000

James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A

550,000

1,684,540

Washington – 3.7%

Health Care Facs. Auth. Rev.,

500

Kadlec Regional Medical Center, 5.50%, 12/1/39

538,440

1,000

Seattle Cancer Care Alliance, 7.375%, 3/1/38

1,266,940

18,680

Tobacco Settlement Auth. of Washington Rev., 6.50%, 6/1/26

19,340,151

21,145,531

West Virginia – 0.2%

1,000

Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41

1,280,540

Wisconsin – 0.4%

Health & Educational Facs. Auth. Rev.,

1,000

Aurora Health Care, Inc., 5.625%, 4/15/39, Ser. A

1,113,650

1,000

Prohealth Care, Inc., 6.625%, 2/15/39

1,160,940

2,274,590

Total Municipal Bonds & Notes (cost-$500,210,862)

556,030,762

VARIABLE RATE NOTES (a)(d)(g)(h) – 2.9%

California – 0.4%

1,675

Los Angeles Community College Dist., GO, 11.746%, 8/1/33, Ser. 3096

2,317,949

Florida – 1.0%

5,000

Greater Orlando Aviation Auth. Rev., 8.04%, 10/1/39, Ser. 3174

6,098,850

Texas – 1.5%

6,500

JPMorgan Chase Putters/Drivers Trust, GO, 7.974%, 2/1/17, Ser. 3480

8,409,700

Total Variable Rate Notes (cost-$13,080,592)

16,826,499

U.S. TREASURY OBLIGATIONS – 0.1%

233

U.S. Treasury Notes, 1.25%, 3/15/14 (cost-$235,398)

235,430

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

13

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

Repurchase Agreements – 0.1%

$
500

  Citigroup Global Markets, Inc., dated 3/28/13, 0.24%, due 4/1/13, proceeds $500,013; collateralized by Freddie Mac, 1.02%, due 10/16/17, valued at $511,382 including accrued interest (cost-$500,000)

$
500,000

Total Investments (cost-$514,026,852) – 100.0%

$
573,592,691

Industry classification of portfolio holdings as a percentage of total investments at March 31, 2013 was as follows:

Revenue Bonds:

Health, Hospital & Nursing Home Revenue

18.9
%

Tobacco Settlement Funded

12.3

Water Revenue

10.5

Natural Gas Revenue

7.4

Miscellaneous Revenue

6.6

Sewer Revenue

5.0

Port, Airport & Marina Revenue

4.8

Recreational Revenue

4.4

College & University Revenue

3.4

Highway Revenue Tolls

3.4

Industrial Revenue

2.6

Lease (Appropriation)

2.4

Local or Guaranteed Housing

1.7

Electric Power & Light Revenue

1.5

Transit Revenue

1.5

Miscellaneous Taxes

1.0

Resource Recovery Revenue

1.0

Ad Valorem Property Tax

0.1

Tax Increment/Allocation Revenue

0.0

Total Revenue Bonds

88.5
%

General Obligation

8.9

Tax Allocation

1.2

Special Assessment

1.0

Certificates of Participation

0.2

Repurchase Agreements

0.1

U.S. Treasury Obligations

0.1

Total Investments

100.0
%

14

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Fund III
Notes to Schedule of Investments

March 31, 2013 (unaudited) (continued)

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $18,929,612, representing 3.3% of total investments.

(b)

Illiquid.

(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)

When-issued or delayed-delivery. To be settled/delivered after March 31, 2013.

(f)

In default.

(g)

Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on March 31, 2013.

(h)

Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2013.

(i)

Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)

Floating Rate Notes for the six months ended March 31, 2013: The weighted average daily balance of Floating Rate Notes outstanding during the six months ended March 31,
2013 was $32,048,691 at a weighted average interest rate, including fees, of 0.67%.

(k)

Fair Value Measurements – See Note 1(b) in the Notes to Financial Statements.

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

Value at 3/31/13

Investments in Securities – Assets

Municipal Bonds & Notes

—

$
556,030,762

—

$
556,030,762

Variable Rate Notes

—

16,826,499

—

16,826,499

U.S. Treasury Obligations

—

235,430

—

235,430

Repurchase Agreements

—

500,000

—

500,000

Totals

—

$
573,592,691

—

$
573,592,691

At March 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

AGC

-

insured by Assured Guaranty Corp.

AGM

-

insured by Assured Guaranty Municipal Corp.

AMBAC

-

insured by American Municipal Bond Assurance Corp.

CP

-

Certificates of Participation

FHA

-

insured by Federal Housing Administration

GO

-

General Obligation Bond

IBC

-

Insurance Bond Certificate

NPFGC

-

insured by National Public Finance Guarantee Corp.

See accompanying Notes to Financial Statements

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

15

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited)

Principal Amount (000s)

Value

CALIFORNIA MUNICIPAL BONDS & NOTES – 96.2%

$
1,250

Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1

$
1,395,875

1,000

Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)

983,640

1,150

Ceres Redev. Agcy., Tax Allocation, Project Area No. 1, 5.00%, 11/1/33 (NPFGC)

1,154,807

2,000

Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B

2,391,980

550

City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A

601,326

1,415

Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A

1,415,141

Educational Facs. Auth. Rev. (g),

9,800

Claremont McKenna College, 5.00%, 1/1/39

10,740,016

10,000

Univ. of Southern California, 5.00%, 10/1/39, Ser. A

11,397,200

1,695

El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)

1,790,462

Golden State Tobacco Securitization Corp. Rev.,

11,000

5.00%, 6/1/45 (AMBAC-TCRS)

11,477,730

4,000

5.00%, 6/1/45, Ser. A (FGIC-TCRS)

4,173,720

21,865

5.75%, 6/1/47, Ser. A-1

21,011,609

Health Facs. Financing Auth. Rev.,

4,000

Adventist Health System, 5.75%, 9/1/39, Ser. A

4,649,760

1,935

Catholic Healthcare West, 6.00%, 7/1/34, Ser. A

2,033,762

4,000

Catholic Healthcare West, 6.00%, 7/1/39, Ser. A

4,736,000

450

Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)

468,095

500

Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A

603,745

6,000

Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)

6,076,020

1,300

Scripps Health, 5.00%, 11/15/36, Ser. A

1,423,071

2,900

Stanford Hospital, 5.25%, 11/15/40, Ser. A-2

3,276,884

1,000

Sutter Health, 5.00%, 8/15/35, Ser. D

1,107,940

5,000

Sutter Health, 5.00%, 8/15/38, Ser. A

5,526,050

500

Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)

530,315

1,200

Sutter Health, 6.00%, 8/15/42, Ser. B

1,445,100

500

Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39

561,795

150

Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35

162,864

5,020

Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A

5,326,421

5,600

Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A

6,827,632

5,000

Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A

5,811,900

5,000

Los Angeles Cnty. Public Works Financing Auth. Rev., 5.00%, 8/1/42

5,516,850

Los Angeles Department of Airports Rev.,

6,950

5.00%, 5/15/40, Ser. A

7,749,667

2,000

5.00%, 5/15/40, Ser. D

2,230,120

Los Angeles Department of Water & Power Rev.,

6,000

4.75%, 7/1/30, Ser. A-2 (AGM) (g)

6,296,700

10,000

5.00%, 7/1/39, Ser. A (g)

10,981,300

1,400

5.00%, 7/1/43, Ser. B

1,572,802

16

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

Los Angeles Unified School Dist., GO,

$
9,580

4.75%, 1/1/28, Ser. A (NPFGC) (Pre-refunded @ $100 7/1/13) (c)

$
9,686,721

10,000

5.00%, 1/1/34, Ser. I (g)

11,325,400

1,700

M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B

2,315,689

550

Malibu, City Hall Project, CP, 5.00%, 7/1/39, Ser. A

591,096

1,000

Manteca Financing Auth. Sewer Rev., 5.75%, 12/1/36

1,159,640

5,000

Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (g)

5,508,700

2,980

Modesto Irrigation Dist., Capital Improvement Projects, CP, 5.00%, 7/1/33, Ser. A (NPFGC) (Pre-refunded @ $100, 7/1/13) (c)

3,015,015

3,000

Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)

3,264,000

905

Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B

1,067,357

1,250

Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C

1,337,225

1,250

Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)

1,344,212

1,920

Poway Unified School Dist., Special Tax, 5.125%, 9/1/28

1,982,938

5,000

Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (c)

5,098,800

500

Rocklin Unified School Dist. Community Facs. Dist., Special Tax, 5.00%, 9/1/29 (NPFGC)

502,070

Sacramento Municipal Utility Dist. Rev., Ser. R,

995

5.00%, 8/15/33 (NPFGC)

1,008,214

2,255

5.00%, 8/15/33 (NPFGC) (Pre-refunded @ $100 8/15/13) (c)

2,294,733

6,250

San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)

6,859,250

12,075

San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (AGM) (Pre-refunded @ $100, 5/1/13) (c)

12,120,402

4,000

San Diego Public Facs. Financing Auth. Sewer Rev., 5.25%, 5/15/39, Ser. A

4,612,880

2,200

San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A

2,534,510

1,000

San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/43

1,124,870

1,500

San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36

1,806,015

12,200

San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)

12,308,336

1,000

San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A

1,100,670

500

Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)

552,400

1,200

Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A

1,423,368

4,425

South Tahoe JT Powers Financing Auth. Rev., South Tahoe Redev. Project, 5.45%, 10/1/33, Ser. 1-A

4,355,262

7,300

State, GO, 6.00%, 4/1/38

8,647,215

State Public Works Board Rev.,

2,000

California State Univ., 6.00%, 11/1/34, Ser. J

2,382,000

2,500

Judicial Council Projects, 5.00%, 3/1/38, Ser. A (b)

2,715,625

2,050

Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A

2,055,678

Statewide Communities Dev. Auth. Rev.,

500

American Baptist Homes West, 6.25%, 10/1/39

568,070

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

17

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

$
1,300

California Baptist Univ., 5.50%, 11/1/38, Ser. A

$
1,391,169

460

California Baptist Univ., 6.50%, 11/1/21

542,059

1,015

Catholic Healthcare West, 5.50%, 7/1/31, Ser. D

1,130,791

1,015

Catholic Healthcare West, 5.50%, 7/1/31, Ser. E

1,125,625

4,500

Kaiser Permanente, 5.00%, 3/1/41, Ser. B

4,794,300

1,000

Lancer Student Housing Project, 7.50%, 6/1/42

1,141,300

7,300

Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)

7,461,549

15,000

Memorial Health Services, 5.50%, 10/1/33, Ser. A (Pre-refunded @ $100 4/1/13) (c)

15,000,000

1,780

Methodist Hospital Project, 6.625%, 8/1/29 (FHA)

2,187,300

6,430

Methodist Hospital Project, 6.75%, 2/1/38 (FHA)

7,756,445

3,100

St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)

3,493,049

1,800

Sutter Health, 6.00%, 8/15/42, Ser. A

2,167,650

3,505

The Internext Group, CP, 5.375%, 4/1/30

3,514,849

11,000

Trinity Health, 5.00%, 12/1/41

12,197,130

2,000

Univ. of California Irvine E. Campus, 5.375%, 5/15/38

2,196,180

Tobacco Securitization Agcy. Rev.,

8,100

Alameda Cnty., 5.875%, 6/1/35

8,142,363

7,000

Alameda Cnty., 6.00%, 6/1/42

7,032,340

2,000

Kern Cnty., 6.125%, 6/1/43, Ser. A

2,000,160

5,000

Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1

4,537,450

2,950

Torrance Rev., Torrance Memorial Medical Center, 5.50%, 6/1/31, Ser. A

2,956,608

5,000

Univ. of California Rev., 5.00%, 5/15/42, Ser. G

5,547,950

West Basin Municipal Water Dist., CP, Ser. A,

350

5.00%, 8/1/30 (NPFGC)

352,856

650

5.00%, 8/1/30 (NPFGC) (Pre-refunded @ $100 8/1/13) (c)

660,238

2,000

Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B

2,176,560

1,000

Westlake Village, CP, 5.00%, 6/1/39

1,040,520

2,750

Woodland Finance Auth. Rev., 5.00%, 3/1/32 (XCLA)

2,799,500

Total California Municipal Bonds & Notes (cost-$335,847,925)

373,462,601

OTHER MUNICIPAL BONDS & NOTES – 3.1%

Indiana – 1.4%

5,000

Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(d)

5,212,800

New Jersey – 0.2%

1,000

Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34, Ser. 1-A

889,630

New York – 0.9%

3,300

New York City Municipal Water Finance Auth. Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (g)

3,541,527

Ohio – 0.6%

2,000

American Municipal Power, Inc. Rev., Fremont Energy Center Project, 5.00%, 2/15/42, Ser. B

2,174,440

Total Other Municipal Bonds & Notes (cost-$8,793,720)

11,818,397

18

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO California Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

CALIFORNIA VARIABLE RATE NOTES (a)(d)(e)(f) – 0.4%

$
1,000

Los Angeles Community College Dist., GO, 11.746%, 8/1/33, Ser. 3096 (cost-$996,688)

$
1,383,850

SHORT-TERM INVESTMENTS – 0.3%

U.S. Government Agency Securities (h) – 0.3%

300

Federal Home Loan Bank Discount Notes, 0.104%, 4/5/13

299,997

1,000

Freddie Mac Discount Notes, 0.162%, 1/15/14

998,715

Total U.S. Government Agency Securities (cost-$1,298,712)

1,298,712

U.S. Treasury Obligations – 0.0%

100

U.S. Treasury Bills, 0.068%, 4/18/13 (h) (cost-$99,997)

99,997

Total Short-Term Investments (cost-$1,398,709)

1,398,709

Total Investments (cost-$347,037,042) – 100.0%

$
388,063,557

Industry classification of portfolio holdings as a percentage of total investments at March 31, 2013 was as follows:

Revenue Bonds:

Health, Hospital & Nursing Home Revenue

25.2
%

Tobacco Settlement Funded

15.3

College & University Revenue

8.7

Electric Power & Light Revenue

5.9

Lease (Abatement)

4.2

Port, Airport & Marina Revenue

3.9

Water Revenue

3.9

Natural Gas Revenue

3.0

Sewer Revenue

1.5

Tax Increment/Allocation Revenue

1.1

Local or Guaranteed Housing

0.7

Hotel Occupancy Tax

0.5

Highway Revenue Tolls

0.4

Total Revenue Bonds

74.3
%

General Obligation

14.1

Certificates of Participation

6.1

Tax Allocation

4.6

Special Tax

0.6

U.S. Government Agency Securities

0.3

U.S. Treasury Obligations

0.0

Total Investments

100.0
%

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

19

PIMCO California Municipal Income Fund III Notes to Schedule of Investments

March 31, 2013 (unaudited) (continued)

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,940,862, representing 2.0% of total investments.

(b)

Illiquid.

(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)

Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on March 31, 2013.

(f)

Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2013.

(g)

Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)

Rates reflect the effective yields at purchase date.

(i)

Floating Rate Notes for the six months ended March 31, 2013: The weighted average daily balance of Floating Rate Notes outstanding during the six months ended March 31,
2013 was $33,623,688 at a weighted average interest rate, including fees, of 0.68%.

(j)

Fair Value Measurements – See Note 1(b) in the Notes to Financial Statements.

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

Value at 3/31/13

Investments in Securities – Assets

California Municipal Bonds & Notes

—

$
373,462,601

—

$
373,462,601

Other Municipal Bonds & Notes

—

11,818,397

—

11,818,397

California Variable Rate Notes

—

1,383,850

—

1,383,850

Short-Term Investments

—

1,398,709

—

1,398,709

Totals

—

$
388,063,557

—

$
388,063,557

At March 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

AGC

-

insured by Assured Guaranty Corp.

AGM

-

insured by Assured Guaranty Municipal Corp.

AMBAC

-

insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.

-

insured by California Mortgage Insurance

CP

-

Certificates of Participation

FGIC

-

insured by Financial Guaranty Insurance Co.

FHA

-

insured by Federal Housing Administration

GO

-

General Obligation Bond

IBC

-

Insurance Bond Certificate

NPFGC

-

insured by National Public Finance Guarantee Corp.

TCRS

-

Temporary Custodian Receipts

XLCA

-

insured by XL Capital Assurance

20

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited)

Principal Amount (000s)

Value

NEW YORK MUNICIPAL BONDS & NOTES – 93.0%

$
1,000

Brooklyn Arena Local Dev. Corp. Rev., Barclays Center Project, 6.375%, 7/15/43

$
1,198,910

1,500

Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42

1,687,470

730

Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A

643,495

800

East Rochester Housing Auth. Rev., St. Mary’s Residence Project, 5.375%, 12/20/22, Ser. A (GNMA)

826,616

4,000

Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A

4,661,880

Liberty Dev. Corp. Rev.,

1,050

Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49

1,246,843

1,810

Goldman Sachs Headquarters, 5.25%, 10/1/35

2,119,800

2,400

Goldman Sachs Headquarters, 5.50%, 10/1/37

2,899,440

1,500

Long Island Power Auth. Rev., 5.75%, 4/1/39, Ser. A

1,739,940

Metropolitan Transportation Auth. Rev.,

5,220

5.00%, 11/15/32, Ser. A (FGIC-NPFGC)

5,304,042

500

5.00%, 11/15/34, Ser. B

559,910

4,000

5.00%, 11/15/43, Ser. B (d)

4,385,800

3,000

Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (g)

3,411,570

500

Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A

334,110

New York City Industrial Dev. Agcy. Rev.,

600

Pilot Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)

687,186

2,200

Yankee Stadium, 7.00%, 3/1/49 (AGC)

2,688,026

New York City Municipal Water Finance Auth. Water & Sewer Rev., Second Generation Resolutions,

5,000

4.75%, 6/15/35, Ser. DD (g)

5,458,250

1,500

5.00%, 6/15/39, Ser. GG-1

1,692,945

2,000

New York City Transitional Finance Auth. Rev., 5.00%, 5/1/39, Ser. F-1

2,259,760

New York City Trust for Cultural Res. Rev.,

2,000

Wildlife Conservation Society, 5.00%, 8/1/33, Ser. A

2,354,840

3,450

Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC) (Pre-refunded @ $100 2/1/14) (b)

3,586,585

4,000

New York Liberty Dev. Corp. Rev., 4 World Trade Center Project, 5.75%, 11/15/51

4,683,800

1,000

Niagara Falls Public Water Auth. Water & Sewer Rev., 5.00%, 7/15/34, Ser. A (NPFGC)

1,008,710

400

Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36

450,848

600

Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36

709,734

State Dormitory Auth. Rev.,

1,000

5.00%, 3/15/38, Ser. A

1,117,470

2,350

5.00%, 7/1/42, Ser. A

2,642,034

2,250

Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)

2,253,285

250

NYU Hospitals Center, 6.00%, 7/1/40, Ser. A

294,928

3,740

St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)

3,749,275

1,200

Teachers College, 5.50%, 3/1/39

1,305,732

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

21

PIMCO New York Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

$
500

The New School, 5.50%, 7/1/40

$
561,430

620

Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A (Pre-refunded @ $100 7/1/13) (b)

627,961

2,500

Winthrop-Nassau Univ., 5.75%, 7/1/28 (Pre-refunded @ $100 7/1/13) (b)

2,533,625

750

State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B

827,888

1,600

State Thruway Auth. Rev., 5.00%, 1/1/42, Ser. I

1,756,608

State Urban Dev. Corp. Rev.,

2,400

5.00%, 3/15/35, Ser. B

2,575,248

2,200

5.00%, 3/15/36, Ser. B-1 (g)

2,464,814

2,000

Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (g)

2,327,480

1,400

Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute Project, 5.125%, 9/1/40, Ser. A

1,527,288

TSACS, Inc. Rev., Ser. 1,

2,000

5.00%, 6/1/26

1,975,200

100

5.00%, 6/1/34

90,765

2,000

Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)

2,022,100

600

Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2

702,276

100

Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A

105,505

Total New York Municipal Bonds & Notes (cost-$80,586,544)

88,061,422

OTHER MUNICIPAL BONDS & NOTES – 2.7%

District of Columbia – 0.2%

175

Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33

208,296

Ohio – 1.8%

Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,

1,250

5.875%, 6/1/47

1,125,950

600

6.50%, 6/1/47

585,474

1,711,424

U. S. Virgin Islands – 0.6%

500

Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A

552,785

Washington – 0.1%

135

Tobacco Settlement Auth. of Washington Rev., 6.625%, 6/1/32

137,862

Total Other Municipal Bonds & Notes (cost-$2,281,057)

2,610,367

U.S. TREASURY OBLIGATIONS – 2.2%

U.S. Treasury Notes – 2.2%

100

0.125%, 12/31/13

100,004

100

0.25%, 11/30/13

100,082

992

1.25%, 2/15/14

1,001,572

408

1.25%, 3/15/14

412,255

500

1.875%, 2/28/14

507,871

Total U.S. Treasury Obligations (cost-$2,121,537)

2,121,784

22

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO New York Municipal Income Fund III Schedule of Investments

March 31, 2013 (unaudited) (continued)

Principal Amount (000s)

Value

NEW YORK VARIABLE RATE NOTES (a)(c)(e)(f) – 0.7%

$
500

JPMorgan Chase Putters/Drivers Trust Rev., Unity Hospital Rochester Project, 8.864%, 8/15/18, Ser. 3829 (FHA) (cost-$453,564)

$
636,170

SHORT-TERM INVESTMENTS – 1.4%

U.S. Government Agency Securities (h) – 1.3%

1,200

Freddie Mac Discount Notes, 0.162%, 1/14/14 – 2/4/14 (cost-$1,198,427)

1,198,427

Repurchase Agreements – 0.1%

100

  Citigroup Global Markets, Inc., dated 3/28/13, 0.24%, due 4/1/13, proceeds $100,003; collateralized by Freddie Mac, 1.02%, due 10/16/17, valued at $102,477 including accrued interest (cost-$100,000)

100,000

Total Short-Term Investments (cost-$1,298,427)

1,298,427

Total Investments (cost-$86,741,129) – 100.0%

$
94,728,170

Industry classification of portfolio holdings as a percentage of total investments at March 31, 2013 was as follows:

Revenue Bonds:

Health, Hospital & Nursing Home Revenue

19.0
%

Industrial Revenue

11.1

Transit Revenue

10.8

Water Revenue

9.5

Income Tax Revenue

8.9

Recreational Revenue

7.9

College & University Revenue

6.9

Miscellaneous Revenue

6.1

Miscellaneous Taxes

4.9

Tobacco Settlement Funded

4.4

Highway Revenue Tolls

4.3

Electric Power & Light Revenue

1.8

Port, Airport & Marina Revenue

0.8

Total Revenue Bonds

96.4
%

U.S. Treasury Obligations

2.2

U.S. Government Agency Securities

1.3

Repurchase Agreements

0.1

Total Investments

100.0
%

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

23

PIMCO New York Municipal Income Fund III Notes to Schedule of Investments

March 31, 2013 (unaudited) (continued)

(a)

Private Placement – Restricted as to resale and may not have a readily available market. Security with a value of $636,170, representing 0.7% of total investments.

(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)

When-issued or delayed-delivery. To be settled/delivered after March 31, 2013.

(e)

Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on March 31, 2013.

(f)

Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2013.

(g)

Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)

Rates reflect the effective yields at purchase date.

(i)

Floating Rate Notes for the six months ended March 31, 2013: The weighted average daily balance of Floating Rate Notes outstanding during the six months ended March 31,
2013 was $8,812,360 at a weighted average interest rate, including fees, of 0.68%.

(j)

Fair Value Measurements – See Note 1(b) in the Notes to Financial Statements.

Level 1 – Quoted Prices

Level 2 – Other Significant Observable Inputs

Level 3 – Significant Unobservable Inputs

Value at 3/31/13

Investments in Securities – Assets

New York Municipal Bonds & Notes

—

$
88,061,422

—

$
88,061,422

Other Municipal Bonds & Notes

—

2,610,367

—

2,610,367

U.S. Treasury Obligations

—

2,121,784

—

2,121,784

New York Variable Rate Notes

—

636,170

—

636,170

Short-Term Investments

—

1,298,427

—

1,298,427

Totals

—

$
94,728,170

—

$
94,728,170

At March 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

AGC

-

insured by Assured Guaranty Corp.

AGM

-

insured by Assured Guaranty Municipal Corp.

AMBAC

-

insured by American Municipal Bond Assurance Corp.

FGIC

-

insured by Financial Guaranty Insurance Co.

FHA

-

insured by Federal Housing Administration

GNMA

-

insured by Government National Mortgage Association

NPFGC

-

insured by National Public Finance Guarantee Corp.

24

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Statements of Assets and Liabilities

March 31, 2013 (unaudited)

Municipal III

California Municipal III

New York Municipal III

Assets:

Investments, at value (cost-$514,026,852, $347,037,042 and $86,741,129, respectively)

$573,592,691

$388,063,557

$94,728,170

Cash

575,376

23,997

588,451

Interest receivable

8,966,142

5,916,616

1,078,311

Receivable for investments sold

3,175,423

50,000

1,031,808

Prepaid expenses and other assets

69,541

46,466

34,112

Total Assets

586,379,173

394,100,636

97,460,852

Liabilities:

Payable for Floating Rate Notes issued

30,921,219

33,623,688

6,933,000

Payable for investments purchased

4,375,320

7,825,484

4,375,320

Dividends payable to common and preferred shareholders

2,277,356

1,324,301

296,933

Investment management fees payable

302,789

193,543

47,337

Interest payable

55,428

61,565

8,532

Accrued expenses and other liabilities

222,221

251,939

206,851

Total Liabilities

38,154,333

43,280,520

11,867,973

  Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)

189,000,000

125,000,000

32,000,000

Net Assets Applicable to Common Shareholders

$359,224,840

$225,820,116

$53,592,879

Composition of Net Assets Applicable to Common Shareholders:

Common Shares:

Par value ($0.00001 per share)

$324

$220

$56

Paid-in-capital in excess of par

457,887,501

309,335,563

79,232,185

Undistributed net investment income

2,507,853

7,332,537

1,954,377

Accumulated net realized loss

(160,738,386)

(131,859,315)

(35,579,666)

Net unrealized appreciation

59,567,548

41,011,111

7,985,927

Net Assets Applicable to Common Shareholders

$359,224,840

$225,820,116

$53,592,879

Common Shares Issued and Outstanding

32,443,472

21,990,812

5,636,701

Net Asset Value Per Common Share

$11.07

$10.27

$9.51

See accompanying Notes to Financial Statements

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

25

PIMCO Municipal Income Funds III
Statements of Operations

Six Months ended March 31, 2013 (unaudited)

Municipal III

California Municipal III

New York Municipal III

Investment Income:

Interest

$14,757,713

$11,024,733

$2,262,848

Expenses:

Investment management

1,790,569

1,142,382

280,818

Auction agent and commissions

149,797

97,987

25,459

Interest

108,220

115,480

30,405

Custodian and accounting agent

51,151

37,767

22,735

Audit and tax services

39,874

33,388

24,405

Shareholder communications

26,973

15,486

10,881

Trustees

20,912

13,027

3,036

Transfer agent

12,532

11,776

12,440

Legal

12,191

5,475

2,571

New York Stock Exchange listing

11,224

9,297

9,203

Insurance

8,434

6,356

3,431

Miscellaneous

5,531

5,187

5,082

Total Expenses

2,237,408

1,493,608

430,466

Less: custody credits earned on cash balances

(828)

(381)

(53)

Net Expenses

2,236,580

1,493,227

430,413

Net Investment Income

12,521,133

9,531,506

1,832,435

Realized and Change in Unrealized Gain (Loss):

Net realized gain on investments

863,469

228,554

118,954

Net change in unrealized appreciation/depreciation of investments

2,025,173

(910,228)

(930,201)

Net realized and change in unrealized gain (loss)

2,888,642

(681,674)

(811,247)

Net Increase in Net Assets Resulting from Investment Operations

15,409,775

8,849,832

1,021,188

Dividends on Preferred Shares from Net Investment Income

(211,972)

(148,686)

(38,736)

  Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment
Operations

$15,197,803

$8,701,146

$982,452

26

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

See accompanying Notes to Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK]

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

27

PIMCO Municipal Income Funds III
Statements of Changes in Net Assets

    Applicable to Common Shareholders

Municipal III

Six Months ended March 31, 2013 (unaudited)

Year ended September 30, 2012

Investment Operations:

Net investment income

$12,521,133

$26,851,939

Net realized gain (loss)

863,469

(3,387,164)

Net change in unrealized appreciation/depreciation

2,025,173

47,169,941

Net increase in net assets resulting from investment operations

15,409,775

70,634,716

Dividends on Preferred Shares from Net Investment Income

(211,972)

(459,781)

Net increase in net assets applicable to common shareholders resulting from investment operations

15,197,803

70,174,935

Dividends to Common Shareholders from Net Investment Income

(13,618,853)

(27,184,685)

Common Share Transactions:

Reinvestment of dividends

506,950

1,127,973

Total increase (decrease) in net assets applicable to common shareholders

2,085,900

44,118,223

Net Assets Applicable to Common Shareholders:

Beginning of period

357,138,940

313,020,717

End of period*

$359,224,840

$357,138,940

*Including undistributed net investment income of:

$2,507,853

$3,817,545

Common Shares Issued in reinvestment of dividends

41,347

101,480

28

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Statements of Changes in Net Assets

    Applicable to Common Shareholders
(continued)

California Municipal III

New York Municipal III

Six Months ended March 31, 2013 (unaudited)

Year ended September 30, 2012

Six Months ended March 31, 2013 (unaudited)

Year ended September 30, 2012

$9,531,506

$17,843,450

$1,832,435

$4,353,193

228,554

(3,446,529)

118,954

(105,183)

(910,228)

26,851,541

(930,201)

4,046,722

8,849,832

41,248,462

1,021,188

8,294,732

(148,686)

(303,346)

(38,736)

(78,584)

8,701,146

40,945,116

982,452

8,216,148

(7,910,851)

(15,785,355)

(1,774,810)

(3,543,427)

433,731

687,943

58,134

164,219

1,224,026

25,847,704

(734,224)

4,836,940

224,596,090

198,748,386

54,327,103

49,490,163

$225,820,116

$224,596,090

$53,592,879

$54,327,103

$7,332,537

$5,860,568

$1,954,377

$1,935,488

39,684

70,417

5,716

17,760

See accompanying Notes to Financial Statements

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

29

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund III (“Municipal III”), PIMCO California Municipal Income Fund III (“California Municipal III”) and PIMCO New York
Municipal Income Fund III (“New York Municipal III”), (each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income Funds III”), were organized as Massachusetts business trusts on
August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (“PIMCO” or the
“Sub-Adviser”) serve as the Funds’ investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from U.S.
federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. There can be no assurance that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications.
The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and
Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. Funds’ management is currently evaluating the effect that the guidance may have on the Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial
instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value

30

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the
Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be
received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•

Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles
(“GAAP”).

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes — Municipal
bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds
to measure fair value during the six months ended March 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

31

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

(c) Investment
Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income.

(d) Federal Income
Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of
1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in
income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Funds’ management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Funds’ financial statements at March 31, 2013. The Funds’ federal income tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e)
Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Inverse Floating Rate Transactions —
Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)

The Funds invest in RIBs and RITEs (“Inverse
Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the
Floating Rate Notes as a liability under the caption “Payable for Floating Rate Notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without
transferring a fixed rate municipal bond into a Trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

32

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse
Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’
control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(g) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(h) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery
transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(i) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association
(“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S.
Government include the Federal National Mortgage

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

33

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(j) Interest Expense

Interest expense primarily relates to the Funds’ participation in Floating Rate Notes held by third parties in conjunction with Inverse Floater transactions.

(k) Custody Credits on Cash Balances

The Funds may benefit from an expense
offset arrangement with their custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e.
yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase.
Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

The Funds are
exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser seeks to minimize the Funds’

34

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

2. Principal Risks (continued)

counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are
also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

3. Investment Manager/Sub-Adviser

Each Fund has an Investment Management
Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’
investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Funds’ average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding.

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the
Sub-Adviser in return for its services.

4. Investments in Securities

For
the six months ended March 31, 2013, purchases and sales of investments, other than short-term securities were:

Municipal III

California Municipal III

New York Municipal III

Purchases

$
42,382,529

$
25,626,676

$
9,893,674

Sales

38,233,482

17,045,021

8,001,432

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

35

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

5. Income Tax Information

At March 31, 2013, the aggregate cost basis and the net unrealized appreciation of investments for federal income tax purposes were:

Federal Tax Cost Basis

  Unrealized
Appreciation

  Unrealized
Depreciation

  Net Unrealized
Appreciation

Municipal III

$
482,246,800

$
65,394,492

$
5,105,422

$
60,289,070

California Municipal III

313,387,619

41,423,066

549,642

40,873,424

New York Municipal III

79,811,277

8,057,271

235,450

7,821,821

Differences between book and tax cost basis were attributable to Inverse Floaters transactions.

6. Auction-Rate Preferred Shares

Municipal III has 1,512 shares of Preferred
Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series
B outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has 1,280 shares of Preferred
Shares Series A outstanding, with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual
rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended March 31, 2013, the annualized dividend rates ranged from:

High

Low

At March 31, 2013

Municipal III:

Series A

0.320
%

0.131
%

0.197
%

Series B

0.320
%

0.131
%

0.197
%

Series C

0.320
%

0.131
%

0.197
%

Series D

0.320
%

0.131
%

0.197
%

Series E

0.320
%

0.144
%

0.197
%

California Municipal III:

Series A

0.320
%

0.147
%

0.197
%

Series B

0.320
%

0.164
%

0.197
%

New York Municipal III:

Series A

0.320
%

0.164
%

0.197
%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders
of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s

36

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2013 (unaudited)

6. Auction-Rate Preferred Shares (continued)

closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply
(shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and the ARPS holders have continued to receive dividends at the defined “maximum rate” equal to the higher of the 30-day “AA” Composite Commercial Paper
Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the S&P 7-day Index divided by
(B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the
Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected. In the Fall of
2012, S&P Evaluation Services has announced that it would discontinue providing the S&P Weekly High Grade Municipal Bond Index (formerly, the Kenny S&P 30-Day High Grade Municipal Bond Index) (the “Prior Index”) effective
January 1, 2013. The Funds’ Boards approved the use of the Securities Industry and Financial Markets Associations (SIFMA) Municipal Swap Index in replacement of the Prior Index to calculate ARPS dividend rates on and after January 1,
2013, as well as corresponding amendments to the Funds’ bylaws.

7. Subsequent Events

In preparing these financial statements, the Fund’s management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On April 1, 2013, the following dividends were declared to common shareholders payable May 1, 2013 to shareholders of record on April 11, 2013.

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

On May 1, 2013, the following dividends were declared to common shareholders payable June 3, 2013 to shareholders of record on
May 13, 2013.

Municipal III

$0.07 per common share

California Municipal III

$0.06 per common share

New York Municipal III

$0.0525 per common share

There were no other subsequent events that require recognition or disclosure.

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

37

PIMCO Municipal Income Fund III
Financial Highlights

For a common share outstanding throughout each period:

Six Months ended March 31, 2013 (unaudited)

Year ended September 30,

2012

2011

2010

2009

2008

Net asset value, beginning of period

$11.02

$9.69

$10.29

$10.16

$10.81

$14.53

Investment Operations:

Net investment income

0.39

0.83

0.87

0.86

0.96

1.29

Net realized and change in unrealized gain (loss)

0.09

1.35

(0.61
)

0.13

(0.67
)

(3.87
)

Total from investment operations

0.48

2.18

0.26

0.99

0.29

(2.58
)

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.30
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.47

2.17

0.24

0.97

0.19

(2.88
)

Dividends to Common Shareholders from Net Investment Income

(0.42
)

(0.84
)

(0.84
)

(0.84
)

(0.84
)

(0.84
)

Net asset value, end of period

$11.07

$11.02

$9.69

$10.29

$10.16

$10.81

Market price, end of period

$12.33

$13.31

$10.75

$11.45

$11.29

$11.17

Total Investment Return (1)

(4.10
)%

33.20
%

2.01
%

9.90
%

11.02
%

(21.07
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, applicable to common shareholders, end of period (000s)

$359,225

$357,139

$313,021

$330,840

$324,921

$342,926

Ratio of expenses to average net assets, including interest expense (2)(3)(4)

1.23
%(6)

1.27
%(5)

1.44
%(5)

1.40
%(5)

1.92
%(5)

2.48
%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)

1.17
%(6)

1.17
%(5)

1.28
%(5)

1.26
%(5)

1.44
%(5)

1.23
%(5)

Ratio of net investment income to average net assets (2)

6.91
%(6)

8.00
%(5)

9.39
%(5)

8.78
%(5)

11.23
%(5)

9.39
%(5)

Preferred shares asset coverage per share

$72,515

$72,239

$66,404

$68,760

$67,977

$56,709

Portfolio turnover rate

7
%

25
%

14
%

7
%

58
%

17
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(k) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.06%, 0.02%, 0.01%,
0.10% and 0.17% for the years ended September 30, 2012, September 30, 2011, September 30, 2010, September 30, 2009 and September 30, 2008, respectively.

(6)

Annualized.

38

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each period:

Six Months ended March 31, 2013 (unaudited)

Year ended September 30,

2012

2011

2010

2009

2008

Net asset value, beginning of period

$10.23

$9.08

$9.65

$9.55

$11.13

$14.48

Investment Operations:

Net investment income

0.44

0.81

0.77

0.76

0.88

1.15

Net realized and change in unrealized gain (loss)

(0.03
)

1.07

(0.60
)

0.08

(1.64
)

(3.49
)

Total from investment operations

0.41

1.88

0.17

0.84

(0.76
)

(2.34
)

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.29
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.40

1.87

0.15

0.82

(0.86
)

(2.63
)

Dividends to Common Shareholders from Net Investment Income

(0.36
)

(0.72
)

(0.72
)

(0.72
)

(0.72
)

(0.72
)

Net asset value, end of period

$10.27

$10.23

$9.08

$9.65

$9.55

$11.13

Market price, end of period

$11.08

$11.68

$9.53

$10.39

$10.03

$10.54

Total Investment Return (1)

(1.94
)%

31.62
%

(0.47
)%

11.94
%

3.95
%

(21.60
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, applicable to common shareholders, end of period (000s)

$225,820

$224,596

$198,748

$210,317

$207,173

$240,436

Ratio of expenses to average net assets, including interest expense (2)(3)(4)

1.32
%(6)

1.34
%(5)

1.48
%(5)

1.45
%(5)

1.77
%(5)

2.75
%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)

1.22
%(6)

1.20
%(5)

1.32
%(5)

1.31
%(5)

1.48
%(5)

1.21
%(5)

Ratio of net investment income to average net assets (2)

8.40
%(6)

8.40
%(5)

9.01
%(5)

8.39
%(5)

10.82
%(5)

8.53
%(5)

Preferred shares asset coverage per share

$70,162

$69,918

$64,749

$67,061

$66,432

$57,426

Portfolio turnover rate

4
%

10
%

11
%

3
%

48
%

8
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(k) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.06%, 0.02%, 0.01%,
0.10% and 0.17% for the years ended September 30, 2012, September 30, 2011, September 30, 2010, September 30, 2009 and September 30, 2008, respectively.

(6)

Annualized.

See accompanying Notes to Financial Statements

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

39

PIMCO New York Municipal Income Fund III Financial Highlights

For a common share outstanding throughout each period:

Six Months ended March 31, 2013 (unaudited)

Year ended September 30,

2012

2011

2010

2009

2008

Net asset value, beginning of period

$9.65

$8.82

$9.38

$9.10

$11.45

$14.57

Investment Operations:

Net investment income

0.33

0.77

0.69

0.66

0.78

1.11

Net realized and change in unrealized gain (loss)

(0.14
)

0.70

(0.60
)

0.27

(2.40
)

(3.30
)

Total from investment operations

0.19

1.47

0.09

0.93

(1.62
)

(2.19
)

Dividends on Preferred Shares from Net Investment Income

(0.01
)

(0.01
)

(0.02
)

(0.02
)

(0.10
)

(0.30
)

  Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations

0.18

1.46

0.07

0.91

(1.72
)

(2.49
)

Dividends to Common Shareholders from Net Investment Income

(0.32
)

(0.63
)

(0.63
)

(0.63
)

(0.63
)

(0.63
)

Net asset value, end of period

$9.51

$9.65

$8.82

$9.38

$9.10

$11.45

Market price, end of period

$10.14

$10.66

$9.00

$9.81

$9.65

$10.00

Total Investment Return (1)

(1.87
)%

26.56
%

(1.27
)%

8.98
%

4.19
%

(22.55
)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, applicable to common shareholders, end of period (000s)

$53,593

$54,327

$49,490

$52,400

$50,528

$63,151

Ratio of expenses to average net assets, including interest expense (2)(3)(4)

1.58
%(6)

1.64
%(5)

1.73
%(5)

1.66
%(5)

2.30
%(5)

3.02
%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)

1.47
%(6)

1.50
%(5)

1.58
%(5)

1.56
%(5)

1.74
%(5)

1.34
%(5)

Ratio of net investment income to average net assets (2)

6.73
%(6)

8.42
%(5)

8.07
%(5)

7.39
%(5)

9.42
%(5)

8.04
%(5)

Preferred shares asset coverage per share

$66,868

$67,441

$63,663

$65,936

$64,474

$58,583

Portfolio turnover rate

9
%

16
%

9
%

12
%

33
%

7
%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)

Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)

Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(k) in Notes to Financial Statements).

(4)

Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)

During the years indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.06%, 0.02%, 0.01%, 0.10% and 0.17% for the years ended September 30, 2012, September 30, 2011, September 30, 2010, September 30, 2009 and September 30, 2008, respectively.

(6)

Annualized.

40

PIMCO Municipal Income Funds III Semi-Annual Report

3.31.13

See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III

Annual Shareholder Meeting Results/Proxy Voting

Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual
meetings of shareholders on December 19, 2012. Common/Preferred shareholders voted as indicated below:

Affirmative

Withheld Authority

Municipal III

Re-election of Hans W. Kertess — Class I to serve until the annual meeting for the 2015-2016 fiscal year

27,799,497

939,216

Re-election of William B. Ogden, IV — Class I to serve until the annual meeting for the 2015-2016 fiscal year

27,774,029

964,684

Re-election of Alan Rappaport* — Class I to serve until the annual meeting for the 2015-2016 fiscal year

5,939

99

California Municipal III

Re-election of Hans W. Kertess — Class I to serve until the annual meeting for the 2015-2016 fiscal year

17,206,487

596,964

Re-election of William B. Ogden, IV — Class I to serve until the annual meeting for the 2015-2016 fiscal year

17,243,283

533,168

Re-election of Alan Rappaport* — Class I to serve until the annual meeting for the 2015-2016 fiscal year

3,608

173

New York Municipal III

Re-election of Hans W. Kertess — Class I to serve until the annual meeting for the 2015-2016 fiscal year

4,315,551

298,730

Re-election of William B. Ogden, IV — Class I to serve until the annual meeting for the 2015-2016 fiscal year

4,315,551

298,730

  Re-election of Alan Rappaport* — Class I to serve until the annual meeting for the 2015-2016 fiscal year

1,149

—

The other members of the Board of Trustees at the time of the meeting, namely, Ms. Deborah A. DeCotis and Messrs. Bradford K.
Gallagher, James A. Jacobson*, and John C. Maney†, continued to serve as Trustees.

*

Preferred Shares Trustee

†

Interested Trustee

Proxy Voting Policies & Procedures:

A description of the
policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at us.allianzgi.com/closedendfunds; and (iii) on the
Securities and Exchange Commission website at www.sec.gov.

3.31.13

PIMCO Municipal Income Funds III Semi-Annual Report

41

Trustees

Fund Officers

  Hans W. Kertess Chairman of the Board of Trustees
 Deborah A. DeCotis
 Bradford K. Gallagher
 James A. Jacobson
 John C. Maney
 William B. Ogden, IV
Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors
Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

American Stock
Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income
Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and
Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public
Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at us.allianzgi.com/closedendfunds.

Information on the Funds is available at us.allianzgi.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper
mailings.

To enroll, go to us.allianzgi.com/edelivery.

AZ606SA_033113

Allianz Global Investors Distributors LLC

AGI-2013-04-03-6447

ITEM 2.
CODE OF ETHICS

Not required in
this filing.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6.
SCHEDULE OF INVESTMENTS

(a)
The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)
Not applicable.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.
CONTROLS AND PROCEDURES

(a)
The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)))
that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS

(a) (1) Not required
in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of
2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO California Municipal Income Fund III

By

/s/ Brian S. Shlissel

  Brian S. Shlissel,
President & Chief Executive Officer

Date: May 29, 2013

By

/s/ Lawrence G. Altadonna

  Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Brian S. Shlissel

  Brian S. Shlissel,
President and Chief Executive Officer

Date: May 29, 2013

By

/s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 29, 2013